Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Shares Class A		Common Shares Class B		Additional paid-in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest	Total
Balance at Dec. 31, 2021		$ 28,965	[1]			$ 46,776,171	$ 1,230,387	$ (33,347,984)	$ (1,135,386)	$ 532,125	$ 14,084,278
Balance (in Shares) at Dec. 31, 2021		28,965	[1]
Net income (loss)								(14,629,055)		(750,603)	(15,379,658)
Conversion of convertible debt		$ 1,359	[1]			1,797,955					1,799,314
Conversion of convertible debt (in Shares)		1,359	[1]
Issuance of common shares for acquisition of REIT Mingde		$ 2,580	[1]			(2,580)
Issuance of common shares for acquisition of REIT Mingde (in Shares)		2,580	[1]
Issuance of common shares in private placements		$ 5,970	[1]			3,576,030					3,582,000
Issuance of common shares in private placements (in Shares)		5,970	[1]
Issuance of common shares for services		$ 500	[1]			734,500					735,000
Issuance of common shares for services (in Shares)		500	[1]
Share-based compensation		$ 4,025	[1]			3,292,450					3,296,475
Share-based compensation (in Shares)		4,025	[1]
Appropriation to statutory reserve							22,782	(22,782)
Shareholders’ contribution										815,814	815,814
Purchase of 30% non-controlling interest in Xinyi REIT						(2,843,432)				168,632	(2,674,800)
Change in equity related to dissolution of Dingxuan and REIT Xiong’an							(186,615)	186,615		(75)	(75)
Foreign currency translation adjustment									(1,253,504)	69,685	(1,183,819)
Balance at Dec. 31, 2022		$ 43,399	[1]			53,331,094	1,066,554	(47,813,206)	(2,388,890)	835,578	5,074,529
Balance (in Shares) at Dec. 31, 2022		43,399	[1]
Net income (loss)								(15,641,735)		(427,335)	(16,069,070)
Fractional share issued for reverse share split		$ 154	[1]			(154)
Fractional share issued for reverse share split (in Shares)		154	[1]
Conversion of convertible debt		$ 27,966	[1]			4,083,116					4,111,082
Conversion of convertible debt (in Shares)		27,966	[1]
Issuance of common shares in private placements		$ 20,000	[1]			6,580,000					6,600,000
Issuance of common shares in private placements (in Shares)		20,000	[1]
Issuance of common shares for services		$ 24,000	[1]			2,787,200					2,811,200
Issuance of common shares for services (in Shares)		24,000	[1]
Share-based compensation		$ 5,000	[1]			2,095,000					2,100,000
Share-based compensation (in Shares)		5,000	[1]
Appropriation to statutory reserve							6,341	(6,341)
Foreign currency translation adjustment									135,329	88,104	223,433
Balance at Dec. 31, 2023		$ 120,519	[1]			68,876,256	1,072,895	(63,461,282)	(2,253,561)	496,347	4,851,174
Balance (in Shares) at Dec. 31, 2023		120,519	[1]
Net income (loss)								(8,352,652)		(34,271)	(8,386,923)
Fractional share issued for reverse share split		$ 5,642	[1]			(5,642)
Fractional share issued for reverse share split (in Shares)		5,642	[1]
Issuance of Class B common shares in private placement				$ 10,000	[1]						10,000
Issuance of Class B common shares in private placement (in Shares)				1,000,000	[1]
Issuance of common shares to employees and officers		$ 18,726	[1]			267,163					285,889
Issuance of common shares to employees and officers (in Shares)		18,726	[1]
Disposal of subsidiaries									1,012,744	(451,587)	561,156
Issuance of common shares in private placements		$ 1,659,520	[1]			27,730,918					29,390,438
Issuance of common shares in private placements (in Shares)		1,659,520	[1]
Issuance of common shares for services		$ 126,857	[1]			1,940,909					2,067,766
Issuance of common shares for services (in Shares)		126,857	[1]
Foreign currency translation adjustment									1,155,674	(10,489)	1,145,186
Balance at Dec. 31, 2024		$ 1,931,264	[1]	$ 10,000	[1]	$ 98,809,604	$ 1,072,895	$ (71,813,934)	$ (85,143)		$ 29,924,686
Balance (in Shares) at Dec. 31, 2024	[1]	1,931,264		1,000,000

[1]	Retroactively adjusted for effect of a 10-for-1 forward split on March 7, 2025.